U.S. SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               {X}
          Pre-Effective Amendment No.        __
                  ----------

          Post-Effective Amendment No.       __
                  ----------

REGISTRATION STATEMENT  UNDER THE  INVESTMENT  COMPANY ACT OF 1940    {X}
          Amendment No.                      __
                  ----------

                        (Check appropriate box or boxes)

                            HUSSMAN INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                       3525 Ellicott Mills Drive, Suite B
                          Ellicott City, Maryland 21043
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 750-3900

                                 John F. Splain
                           Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   July 1, 2000

It is proposed that this filing will become effective (check appropriate box):
/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date ) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a) (1)
/ /  on (date) pursuant to paragraph (a) (1)
/ /  75 days after filing pursuant to paragraph (a) (2)
/ /  on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                      PROSPECTUS
                                                              ____________, 2000

                          HUSSMAN STRATEGIC GROWTH FUND

              FOR INVESTORS SEEKING LONG-TERM CAPITAL APPRECIATION,
                 WITH ADDED EMPHASIS ON CAPITAL PRESERVATION IN
                          UNFAVORABLE MARKET CONDITIONS


This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved them for investment merit and has not passed on the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.


                         [logo] Hussman Investment Trust


     For information or assistance in opening an account, please call Toll-Free 1-800-xxx-xxxx.

TABLE OF CONTENTS
================================================================================
          Risk/Return Summary............................................      x
          Fees and Expenses..............................................      x
          Investment Objective, Principal Strategies
            and Related Risks............................................      x
          Fund Management................................................      x
          How the Fund Values Its Shares.................................      x
          How to Buy Shares..............................................      x
          How to Redeem Shares...........................................      x
          Shareholder Services...........................................      x
          Dividends, Distributions and Taxes.............................      x
          For More Information...........................................      x

RISK/RETURN SUMMARY
================================================================================

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The  HUSSMAN   STRATEGIC  GROWTH  FUND  seeks  to  provide   long-term   capital
appreciation, with added emphasis on capital preservation during unfavorable market conditions.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund is designed for investors who want to participate in the stock market while still being protected during unfavorable market climates. The Fund's portfolio will typically be fully invested in common stocks favored by Hussman Econometrics Advisors, Inc., the Fund's investment manager, although modest cash balances may occasionally arise due to the day-to-day management of the portfolio. As the market climate becomes unfavorable in the view of the investment manager, the Fund will attempt to neutralize the market risk of the portfolio by writing covered call options on securities within the portfolio, by establishing short futures positions on one or more market indices closely correlated with the Fund's portfolio, and/or by buying or selling options on such market indices. The choice of indices used for hedging will vary based on the securities held by the Fund from time to time, and the liquidity of futures and options on such indices. The Russell 2000 Index, representing roughly two-thirds of the actively traded stocks in the United States, has historically been most closely correlated with Hussman's stock selection approach.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The principal risks of the Fund are the risks generally associated with investing in stocks. Stock market movements will affect the Fund's share price on a daily basis. Significant declines are possible both in the overall stock market and in the specific securities held by the Fund. The market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic conditions.

The success of the Fund's investment strategy depends largely on the portfolio manager's skill in assessing the potential of the securities in which the Fund invests. Also, because the Fund's investment position at any given time will range from aggressive to defensive depending on Hussman's current view of the overall climate of the stock market, a significant factor affecting the Fund's performance will be Hussman's ability through its proprietary models to identify market conditions which are favorable or unfavorable. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance unexpectedly, the return to investors may be significantly lower than if the portfolio had not been hedged. Alternatively, if the Fund has not hedged its positions in a climate which has historically been favorable for stocks, an unanticipated market decline may result in a negative return to investors.

It is not anticipated that the Fund will establish significant "net short" positions. The techniques which will be used by the Fund in order to hedge its portfolio are generally considered by Hussman to be conservative strategies but involve certain risks. For example, a hedge might not actually correlate well to the movements of the Fund's stock investments and may have unexpected or undesired results, such as a loss or a reduction in gains.

The Fund is permitted to borrow money, or leverage, to buy additional securities or to meet cash needs in the event of unanticipated redemptions. Although it is not anticipated that the Fund will significantly leverage its portfolio under normal market conditions, there may be circumstances, including unusually favorable market conditions, under which the Fund could borrow in amounts up to one-third of the value of its total assets. While borrowings are outstanding, the Fund's share price could be subject to greater fluctuation and may decrease more quickly than if the Fund had not borrowed.

Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

FEES AND EXPENSES
================================================================================

This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

          Sales Charge Imposed on Purchases                           None
          Contingent Deferred Sales Charge                            None
          Sales Charge Imposed on Reinvested Dividends                None
          Redemption Fee (as a percentage of the amount redeemed)     x.x%


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

          Management Fees                                             1.50%
          Distribution (12b-1) Fees                                    None
          Other Expenses *                                            1.98%
                                                                      -----
          Total Annual Fund Operating Expenses                        3.48%
          Waivers and/or Expense Reimbursements **                    1.48%
                                                                      -----
          Net Expenses                                                2.00%

(*)  Other Expenses are based on estimated expenses for the current fiscal year.

(**) Hussman has contractually agreed to waive a portion of its advisory fees or reimburse a portion of the Fund's operating expenses so that the Fund's net expenses do not exceed 2.00% until at least December 31, 2001.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year          3 Years
                  ------          -------
                   $203             $627

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RELATED RISKS
================================================================================

                              INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation, with added emphasis on capital preservation during unfavorable market conditions.

                          PORTFOLIO MANAGEMENT PROCESS

SECURITY SELECTION
------------------

Individual stocks are chosen from the universe of all stocks traded on the New York Stock Exchange, the American Stock Exchange, and the NASDAQ System. Hussman's investment process involves the quantitative analysis of a company's fundamentals - revenues, earnings, cash-flows, dividends, and balance sheet information - coupled with a statistical analysis of the company's stock price behavior. The price of a stock is driven both by fundamentals, and by the "valuation multiple" applied to those fundamentals. For example, the price of a share of stock may be identically written as the product of earnings and the price/earnings multiple. The valuation multiple is determined by investors in aggregate, increasing on upward revisions or "surprises" in expected future growth, and declining when buyers demand a higher long-term rate of return as compensation for bearing risk. Capital appreciation requires either growth in fundamentals, expansion in valuation multiples, or both.

Accordingly, Hussman's selection model generally seeks securities which are expected to enjoy one or more of the following: 1) long-term growth in fundamentals such as revenues, earnings, cash flows and dividends, 2) upward revisions in expected future growth rates, and 3) downward revisions in the long-term rate of return required by investors. To this end, Hussman believes that the information contained in earnings, balance sheets and annual reports represents only a fraction of what is known about a given stock. The price behavior and trading volume of a stock may reveal additional information regarding what other traders know. For example, positive earnings surprises are generally followed and preceded by price strength. In addition to using fundamental research, Hussman relies on statistical methods to infer as much information as possible from the behavior of individual stock prices. THE FOCUS IS TO BUY SECURITIES OF QUALITY COMPANIES EXHIBITING ATTRACTIVE RISK-ADJUSTED VALUATION, AS WELL AS PRICE-VOLUME BEHAVIOR WHICH CONVEYS FAVORABLE INFORMATION ABOUT FUTURE EARNINGS SURPRISES.

MARKET CLIMATE
--------------

Unlike many investment managers, Hussman believes it is also critical to explicitly attempt to limit the risk of major capital loss in high-risk market conditions. During periods Hussman perceives as involving high-risk market conditions, the Fund's portfolio will be hedged by using stock index futures, options on stock indices or options on individual securities. Under extremely negative market conditions, the Fund's portfolio may be fully hedged, or "market neutral."

Hussman has developed a set of statistical models which combine "valuation" and "trend uniformity" to define investment conditions. Applying these models, each unique combination of valuation and trend uniformity produces a specific "Market Climate", with its own average historical characteristics of expected return and risk. The intent of the Fund is not to "predict" market direction. All of the Market Climates defined by Hussman may experience short-term returns which are both positive and negative. Rather, the intent of the Fund is to accept those investment risks which are likely to be compensated by high returns on average, while attempting to systematically avoid those risks which have historically not been compensated.

Valuation (fundamental analysis) focuses on the relationship of today's price to the expected stream of income or cash flows earned by a security over time. Favorable valuation signifies the likelihood of growth in earnings, revenues, dividends or distributable cash flows above consensus estimates, expected increases in the ratio of prices to these "fundamentals", or both.

Trend Uniformity (technical analysis) focuses on the current market action of prices, interest rates, and factors which drive prices toward or away from "fair value." Favorable trend uniformity signifies a lack of significant divergences in the internal action of the market, as measured by the proportion of individual securities and industry groups participating in a bullish trend.

Hussman believes that the strongest returns will emerge when both valuations and trend uniformity are extremely favorable. In historical data, much of the lowest risk, highest return performance of the stock market has been associated with these conditions. Even so, it is often difficult for investors to be aggressive in this Market Climate, since prices are generally depressed and the economy is often in the midst of a recession. This is an environment from which bull markets frequently begin.

Hussman believes that the most severe market losses will emerge when both valuations and trend uniformity are unfavorable. The historical frequency of such negative Market Climates is quite low, occurring about 20% of the time. But when both valuations and trend uniformity have been unfavorable, stocks have historically generated poor returns, on average. Even so, it is often difficult for investors to be defensive in this climate, since prices are generally near all-time highs and the economy is often in the midst of a boom. This is an environment from which bear markets frequently begin.

Here are the average characteristics of the basic Market Climates defined by Hussman, based on historical market data, and the general investing approaches for the Fund which correspond to those climates:

                                                     TREND UNIFORMITY

                                   FAVORABLE                               UNFAVORABLE
                      --------------------------------------- --------------------------------------
                      Very High Expected Return               Average Expected Return
                      Relatively Low Risk of Loss             Considerable Risk of Loss
                      Modest Volatility                       Very High Volatility
V    FAVORABLE
A                     Emphasize aggressive opportunities      Increase market exposure on declines.
L                     for capital appreciation
U
A                     --------------------------------------- --------------------------------------
T                     Above Average Expected Return           Negative Expected Return
I                     Modest Risk of Loss                     Extreme Risk of Loss
O                     Modest Volatility                       High Volatility
N    UNFAVORABLE
                      Maintain a generally constructive       Emphasize preservation of capital
                      market position

                      --------------------------------------- --------------------------------------

                         INVESTMENT PRACTICES AND RISKS

A brief description of certain investment techniques that the Fund may employ is provided below. Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. While Hussman tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and by using hedging techniques when considered appropriate, adverse changes in overall market prices and the prices of investments held by the Fund can occur at any time and there is no assurance that the Fund will achieve its investment objective. When you redeem your Fund shares, they may be worth more or less than what you paid for them.

     o STOCK INVESTMENT RISKS. Because the Fund normally invests most, or a substantial portion, of its assets in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund's share price, which will fluctuate as the values of the Fund's investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. Other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted.

     o HEDGING INSTRUMENTS. The Fund may sell futures contracts on broad-based stock indices, and may purchase and sell put and call options on such indices. The Fund may also write covered call options on specific securities which the Fund owns. These are all referred to as hedging instruments. The term "hedging" refers to the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment.

          A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. An option on a stock index gives the purchaser of the option the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

          Hedging instruments can be volatile and involve considerable risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is normally required for purchasing and selling securities. If Hussman uses a hedging instrument at the wrong time or judges market conditions incorrectly, or if the hedging instrument does not perform as expected, hedging strategies may significantly reduce the Fund's return. The Fund could also experience losses if the indices underlying its futures and options positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the option or future becomes illiquid.

     o BORROWING MONEY. The Fund is permitted to leverage, that is, borrow money, to buy additional securities or to meet cash needs in the event of unanticipated redemptions. Although it is not anticipated that the Fund will significantly leverage its portfolio under normal market conditions, there may be circumstances under which the Fund could borrow in amounts up to one-third of the value of its total assets. For example, implementation of the Fund's hedging strategies may involve the making of margin deposits or the payment of premiums, and the Fund may borrow money if hedging strategies are implemented when the Fund is fully invested.

          The risk of borrowing money is that the cost of borrowing money to leverage will exceed the returns for the securities purchased with the borrowed money, or that the securities purchased may actually go down in value. Thus, the Fund's share price could be subject to greater fluctuation and may decrease more quickly than if the Fund had not borrowed.

     o PORTFOLIO TURNOVER. The Fund's trading in some stocks may be relatively short-term, meaning that the Fund may buy a security and sell it a short while later to take advantage of current gains, if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders at the end of the year.

FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER

Hussman Econometrics Advisors, Inc. ("Hussman"), 3525 Ellicott Mills Drive, Ellicott City, Maryland 21043, serves as the investment adviser to the Fund. Hussman is a registered investment adviser that manages more than $25 million in assets. Hussman is also the publisher of the Hussman Econometrics Newsletter, a monthly newsletter which provides an overall view of market conditions from a technical, monetary and fundamental standpoint and recommends portfolios of stocks and mutual funds. John P. Hussman, Ph.D. (Economics, Stanford University,
1992) is the Chairman, President and controlling shareholder of Hussman. Dr. Hussman also serves as the President and portfolio manager of the Fund. From 1992 until 1999, he was an Adjunct Professor of Economics and International Finance at the University of Michigan. His academic research has focused on financial market efficiency and information economics. Subject to the Fund's investment objectives and strategies, Dr. Hussman makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For its services, the Fund pays Hussman an investment advisory fee at the annual rate of 1.5% of the Fund's average daily net assets, less any fee waivers and expense reimbursements. Because the management approach required by the Fund differs significantly from a passively unhedged strategy, the investment advisory fee paid by the Fund is higher than that paid by most other mutual funds.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv)
regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

The Statement of Additional Information has more detailed information about Hussman and other service providers to the Fund.

HOW THE FUND VALUES ITS SHARES
================================================================================

The net asset value ("NAV") of the Fund's shares is calculated at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund values its portfolio securities at their current market value determined on the basis of market quotations, or, if market quotations are not readily available, at their fair value as determined under procedures adopted by the Fund's Board of Trustees.

Your order to purchase or redeem shares is priced at the next NAV calculated after your order is received in proper form by the Fund. Redemptions of Fund shares may be subject to a redemption fee (see "How to Redeem Shares" for details).

HOW TO BUY SHARES
================================================================================

Shares of the Fund are sold every day the New York Stock Exchange is open for business, at the Fund's NAV per share next calculated after receipt of the purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary.

MINIMUM INVESTMENT

The minimum initial investment in the Fund is $1,000, except an IRA or a gift to minors, for which the minimum initial investment is $500. The minimum investment may also be waived or reduced for certain other types of retirement accounts, gifts to minors, and direct deposit accounts. See "Shareholder Services."

OPENING AN ACCOUNT

An account may be opened by mail or bank wire, as follows:

     BY MAIL.  To open a new account by mail:

     o    Complete and sign the account application.
     o    Enclose a check payable to the Fund.
     o Mail the application and the check to the Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent") at the following address:
                    Hussman Investment Trust
                    c/o Ultimus Fund Solutions, LLC
                    P.O. Box _____
                    Cincinnati, Ohio _______

     BY WIRE. To open a new account by wire, call the Transfer Agent at 1-800-xxx-xxxx. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. Then, request your financial institution to wire immediately available funds to:
                    FIRSTAR Bank, N.A.
                    ABA # 04-20000-13
                    Attention: Hussman Strategic Growth Fund
                    Credit Account # XXXXXXX
                    Account Name _________________
                    For Account # _________________

          The order is considered received when FIRSTAR Bank, N.A., the Trust's custodian (the "Custodian") receives payment by wire. However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See "Opening an Account - by Mail" above. The Trust will not permit redemptions until the Transfer Agent receives the application in proper form. Your financial institution may charge a fee for wiring funds.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA, which must be in amounts of at least $50. Additional purchases may be made:

     o By sending a check, made payable to the Fund, to Hussman Investment Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box ____, Cincinnati, Ohio ______. The Trust will charge a $15 fee against a shareholder's account for any check returned for insufficient funds. The shareholder also will be responsible for any losses suffered by the Trust as a result.
     o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-800-xxx-xxxx before wiring funds.
     o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.
     o    By telephone order, as described below.

     BY AUTOMATED CLEARING HOUSE (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $100. ACH is the electronic transfer of funds directly between an account with a financial institution and the Fund. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-800-xxx-xxxx. Allow at least two weeks for preparation before using ACH. To order a purchase or redemption by ACH, call the Transfer Agent at 1-800-xxx-xxxx. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. ACH share purchase transactions are completed when payment is received, approximately two business days following the placement of the transfer order.

     ACH may be used to make direct deposits into a Fund account of part or all of recurring payments made to a shareholder by his or her employer
     (corporate, federal, military, or other) or by the Social Security Administration.

     BY TELEPHONE ORDER. Once an account is open, shares may be purchased at a certain day's price by calling the Transfer Agent at 1-800-xxx-xxxx before the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on that day. Orders must be for $1,000 or more and may not be for an amount greater than twice the value of the existing account at the time the order is placed. Payment by check or wire must be received within three business days after the order is placed, or the order will be cancelled and the shareholder will be responsible for any resulting loss to the Fund. Payment of telephone orders by check may not be mailed to the Transfer Agent's P.O. Box address, but must be mailed to the Transfer Agent at Ultimus Fund Solutions, LLC, 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246. Payment must be accompanied by the order number given at the time the order is placed. A written confirmation with complete purchase information will be sent to the shareholder of record shortly after payment is received.

HOW TO REDEEM SHARES
================================================================================

Shares of the Fund may be redeemed on any day on which the Fund computes its net asset value. Shares are redeemed at their net asset value next determined after the Transfer Agent receives the redemption request in proper form. Redemption requests may be made by mail or by telephone.

     BY MAIL. A shareholder may redeem shares by mailing a written request to Hussman Investment Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box _______, Cincinnati, Ohio ______. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

     SIGNATURES. Shareholders requesting a redemption of $5,000 or more, or a redemption of any amount payable to a person other than the shareholder of record or to be sent to an address other than that on record with the Trust, must have all signatures on written redemption requests guaranteed. The Transfer Agent will accept signatures guaranteed by a financial institution whose deposits are insured by the FDIC; a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Transfer Agent will not accept signature guarantees by a notary public.

     The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its Transfer Agent reserve the right to amend these standards at any time without notice.

     Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

     BY TELEPHONE. You may also redeem shares by telephone by calling the Transfer Agent at 1-800-xxx-xxxx. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-800-xxx-xxxx.

     Telephone redemptions may be requested only if the proceeds are to be issued to the shareholder of record and mailed to the address on record with the Fund. Upon request, proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged for outgoing wires.

     Telephone privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

     The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

RECEIVING PAYMENT

The Trust normally makes payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemptions for more than seven days. A requested wire of redemption proceeds normally will be effected the following business day, but in no event more than three business days, after receipt of the redemption request in proper form. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

REDEMPTION FEE

A redemption fee of __% payable to the Fund is imposed on any redemption of shares within one year of the date of purchase. No redemption fee will be imposed to the extent that the net asset value of the shares redeemed does not exceed (i) the current net asset value of shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) any increase in the net asset value of an investor's shares above the dollar amount of all of the investor's payments for the purchase of shares held by the investor at the time of redemption. If the aggregate value of shares redeemed has declined below their original cost as a result of the Fund's performance, the applicable redemption fee will be applied to the then-current net asset value rather than the purchase price.

In determining whether a redemption fee is applicable to a particular redemption, the calculation will be made in a manner that results in the lowest possible fee. It will be assumed that the redemption is made first from amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then, from amounts representing any increase in net asset value of shares above the total amount of payments for the purchase of such shares; then, from amounts representing shares purchased more than one year prior to redemption; and finally, from amounts representing the cost of shares purchased within one year prior to the redemption.

MINIMUM ACCOUNT BALANCE

Due to the high cost of maintaining accounts with low balances, the Trust may involuntarily redeem shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $1,000 ($500 for IRA accounts or gifts to minors) due to shareholder redemptions. This requirement does not apply, however, if the balance falls below the minimum because of a decline in the Fund's net asset value per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement. The Transfer Agent may charge shareholders an administrative fee to cover the cost of maintaining and properly servicing lost accounts with balances below the required minimums.

REDEMPTION IN KIND

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

SHAREHOLDER SERVICES
================================================================================

Each time shares are purchased or redeemed, a statement will be mailed showing the details of the transaction and the number and value of shares owned after the transaction. Share certificates are not issued. Financial reports showing investments, income and expenses of the Fund are mailed to shareholders semi-annually. After the end of each year, shareholders receive a statement of all their transactions for the year.

The Trust provides a number of plans and services to meet the special needs of certain investors, including (1) an automatic investment plan, (2) a payroll deduction plan, (3) a systematic withdrawal plan to provide monthly payments,
(4) retirement plans such as IRA and 403(b), and (5) corporate pension and profit sharing plans, including a 401(k) plan. Brochures describing these plans and related charges and account applications are available from the Transfer Agent by calling 1-800-xxx-xxxx.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

Income dividends and short-term capital gains distributions are generally taxed as ordinary income. Distributions of capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you sell Fund shares, you generally realize a gain or loss. Except for tax-deferred accounts, any gain on a sale of Fund shares will be subject to federal income tax.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

FOR MORE INFORMATION
================================================================================

In addition to the information contained in the Prospectus, the following documents are available free upon request:

     o    ANNUAL AND SEMIANNUAL REPORTS
          The Fund will publish annual and semiannual reports to shareholders that contain detailed information on the Fund's investments. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

     o    STATE OF ADDITIONAL INFORMATION (SAI)
          The SAI provides more detailed information about the Fund. It is incorporated by reference and is legally considered a part of this Prospectus.

You may request copies of these publications and other information, without charge, or make inquiries to the Fund by calling
                            TOLL FREE 1-800-XXX-XXXX

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 1-900-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009.

Investment Company Act File No.  811-xxxx

                       INVESTMENT ADVISER
                       Hussman Econometrics Advisors, Inc.
                       3525 Ellicott Mills Drive, Suite B
                       Ellicott City, Maryland 21043

                       ADMINISTRATOR/TRANSFER AGENT
                       Ultimus Fund Solutions, LLC
                       135 Merchant Street, Suite 230
                       Cincinnati, Ohio 45246

                       CUSTODIAN
                       Firstar Bank, N.A.
                       425 Walnut Street
                       Cincinnati, Ohio 45201

                       INDEPENDENT ACCOUNTANTS
                       --------------------------
                       --------------------------
                       --------------------------

                       LEGAL COUNSEL
                       Schulte Roth & Zabel LLP
                       900 Third Avenue
                       New York, New York 10022

                       [logo] Hussman Investment Trust

                          HUSSMAN STRATEGIC GROWTH FUND

                           An Investment Portfolio of

                            HUSSMAN INVESTMENT TRUST

                       Statement of Additional Information

                              ______________, 2000

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for Hussman Investment Trust dated ___________, 2000, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing Hussmann Investment Trust at 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, or by calling toll free 1-XXX-XXX-XXXX.

                                TABLE OF CONTENTS

FUND OBJECTIVE, INVESTMENTS, STRATEGIES AND RISKS ........................     2

NET ASSET VALUE ..........................................................     7

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ...........................     8

SPECIAL SHAREHOLDER SERVICES .............................................     9

MANAGEMENT OF THE TRUST ..................................................    10

INVESTMENT ADVISER .......................................................    11

PORTFOLIO TRANSACTIONS ...................................................    12

OTHER SERVICE PROVIDERS ..................................................    14

GENERAL INFORMATION ......................................................    16

ADDITIONAL TAX INFORMATION ...............................................    18

PERFORMANCE INFORMATION ..................................................    18

FINANCIAL STATEMENTS .....................................................    22

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                            HUSSMAN INVESTMENT TRUST
                            ------------------------

     Hussman Investment Trust (the "Trust") is an open-end management investment company which currently offers one diversified investment portfolio, the Hussman Strategic Growth Fund (the "Fund"). The Trust was organized and its Agreement and Declaration of Trust was filed with the State of Ohio on ___________, 2000.

                FUND OBJECTIVE, INVESTMENTS, STRATEGIES AND RISKS

                              INVESTMENT OBJECTIVE

     The Fund's objective is to provide long-term capital appreciation, with added emphasis on capital preservation during unfavorable market conditions.

      ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS, STRATEGIES AND RISKS

     Information contained in this Statement of Additional Information expands upon information contained in the Fund Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

OPTIONS TRADING

     The Fund may write covered call options on securities. A call option gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract.

     When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously has written). When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

     The Fund also may purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

     Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Fund may be required to provide an initial margin to cover index options that would require it to pay cash upon exercise.

STOCK INDEX FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts traded on an exchange or board of trade. Futures contracts obligate the Fund, at maturity, to take or make delivery of the cash value of a securities index. The Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline. The Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold.

     The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of the portfolio investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market movements; and (v) a purchaser's inability to predict correctly the direction of securities prices, interest rates and other economic factors. Successful use of futures is subject to the ability correctly to predict movements in the direction of the market. For example, if the Fund uses futures contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities that it has hedged because the Fund will have approximately equal offsetting losses in its future positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in future pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

BORROWING MONEY

     Borrowing involves the use of "leverage," which subjects the Fund to special risks and may involve speculative investment techniques. Leverage exists when the Fund achieves the right to a return on a capital base that exceeds the amount of the assets the Fund has to invest. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Borrowing involves the creation of a liability that requires the Fund to pay interest.

     The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable to adverse market movements or changes in the cost of cash obtained by leveraging and the return obtained from investing the cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, changes in securities prices could cause the relationship between the cost of leveraging and the return to change so that rates involved in the leveraging arrangement may substantially increase relative to the return on the securities in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

MONEY MARKET MUTUAL FUNDS

     The Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund, provided that no more than 10% of the Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. The Fund may incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds.

COMMERCIAL PAPER

     Commercial   paper  consists  of  unsecured   promissory  notes  issued  by
corporations. Issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

     The Fund may invest in commercial paper rated in any rating category or not rated by a Nationally Recognized Statistical Rating Organization ("NRSRO"). In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories.

ILLIQUID SECURITIES

     The Fund will limit its investments in illiquid securities to no more than 15% of its net assets. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

     Because of the absence of a trading market for illiquid securities, the Fund may not be able to realize their full value upon sale. The Adviser will monitor the liquidity of the Fund investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments in accordance with procedures assumed by the Trust's Board of Trustees.

     The Fund, if it invests in securities for which there is no ready market, may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the Adviser's most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange.

REPURCHASE AGREEMENTS

     Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund acquires securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the Adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement maintains at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligations or becomes insolvent, the Fund suffers a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of the securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against the claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trustees of the Trust believe that, under the regular procedures normally in effect for the custody of the Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements are held by the Fund's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 (the "1940 Act").

LENDING OF PORTFOLIO SECURITIES

     In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Adviser and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees.

INVESTMENT RESTRICTIONS

     The Fund's investment objective may be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the Fund is subject to the following investment restrictions, which may be changed by the Trustees without the vote of shareholders.

     The Fund may not:

     1. Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

     2. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets if such borrowings or other transactions would exceed more than 33 1/3% of the value of its total assets and except to the extent permitted under the 1940 Act or the rules, regulations or interpretations thereof.

     3.   Underwrite securities of other issuers.

     4. Purchase securities of companies for the purpose of exercising control.

     5.   Purchase or sell real estate or commodities.

PORTFOLIO TURNOVER

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares or implementation of hedging strategies. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund's shareholders.

                                 NET ASSET VALUE

     The net asset value of the Fund is determined and the shares of the Fund are priced as of the close of trading on each day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE FUND

     If the principal market for a security held by the Fund is a securities exchange, the security will be priced or valued at the closing sales price on that exchange on the day of computation. If there have been no sales during the day, it will be priced at the last bid quotation. If the principal market for a portfolio security is not a securities exchange, it will be valued at its latest bid quotation in the principal market in which it traded.

     All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of and pursuant to procedures approved by, the Trustees of the Trust.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Fund are sold on a continuous basis. Shares of the Fund are sold and redeemed at their net asset value as next determined after receipt of the purchase or redemption order.

     The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC") (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

     The Fund has committed to pay in cash all redemption requests by a shareholder of record, limited in amount during any 90-day period up to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets of the Fund. In this event, the securities would be valued in the same manner as the Fund's net asset value is determined. If the recipient sold such securities, brokerage charges would be incurred.

                          SPECIAL SHAREHOLDER SERVICES

     As noted in the Prospectus, the Fund offers the following shareholder services:

     REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

     AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables investors to make regular monthly or bi-monthly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the checking account for the amount specified ($50 minimum) which will be automatically invested in shares at the public offering price on or about the fifteenth and/or the last business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

     SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $5,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $50 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Payments may be made directly to an investor's account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction.

     Instructions for establishing this service are included in the Application contained in the Prospectus or are available by calling the Fund. Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.

No redemption fees are charged to shareholders under this plan except for potential deferred sales charges. The Prospectus contains additional information and limitations relating to the use of a Systematic Withdrawal Plan. Costs in conjunction with the administration of the plan are borne by the Fund. Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days' written notice or by an investor upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-XXX-XXXX, or by writing to:

                            Hussman Investment Trust
                         c/o Ultimus Fund Solutions, LLC
                                 P.O. Box _____
                            Cincinnati, Ohio _______

     Transfer of Registration. To transfer shares to another owner, send a written request to the Transfer Agent at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see "How to Redeem Shares" in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Transfer Agent.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Fund's shareholders. The initial Trustees were elected by the Adviser as the initial shareholder of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. Certain officers of the Trust also may serve as a Trustee.

     The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The disinterested Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

     The Trustees and officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

NAME, AGE AND                          POSITION WITH THE     PRINCIPAL OCCUPATIONS
ADDRESS                                TRUST                 DURING PAST 5 YEARS
                                                             AND OTHER AFFILIATIONS
John P. Hussman*                       President and         Chairman, President and
3525 Ellicott Mills Drive              Trustee               Treasurer of Hussman
Ellicott City, Maryland  21043                               Econometrics Advisors, Inc.;
Age 37                                                       Professor of Economics and
                                                             International Finance at the
                                                             University of Michigan
                                                             School of Business
                                                             Administration from 1992
                                                             until 1999.

                          [insert remaining Trustees]

Robert G. Dorsey                       Vice President        Managing Director of
135 Merchant Street, Suite 230                               Ultimus Fund Solutions, LLC;
Cincinnati, Ohio  45246                                      prior to March 1999,
Age 43                                                       President of Countrywide Fund
                                                             Services, Inc. (mutual fund
                                                             services company).

Mark J. Seger                          Treasurer             Managing Director of
135 Merchant Street, Suite 230                               Ultimus Fund Solutions, LLC;
Cincinnati, Ohio  45246                                      prior to March 1999, First
Age 38                                                       Vice President of Countrywide
                                                             Fund Services, Inc.

John F. Splain                         Secretary             Managing Director of
135 Merchant Street, Suite 230                               Ultimus Fund Solutions, LLC;
Cincinnati, Ohio  45246                                      prior to March 1999, First
Age 43                                                       Vice President and Secretary
                                                             of Countrywide Fund Services,
                                                             Inc. and affiliated companies.

* "Interested Person" of the Trust, as defined in the 1940 Act.

     Each Trustee who is not an affiliated person of the Adviser receives an annual fee of $ _________ for services as a Trustee to the Trust, plus a per meeting fee of $______ for each meeting attended. Trustees are reimbursed for expenses incurred in attending such meetings.

                               INVESTMENT ADVISER

     Hussman Econometrics Advisors, Inc. (the "Adviser"), 3525 Ellicott Mills Drive, Ellicott City, Maryland 21043, serves as investment adviser to the Fund under an investment advisory agreement dated as of ________________, 2000 (the "Advisory Agreement"). The Adviser, founded in 19___, is a registered investment adviser that manages approximately $ 25 million in assets. Subject to the Fund's investment objective and policies approved by the Trustees of the Trust, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

     For its advisory services, the Fund pays the Adviser a monthly advisory fee equal to the annual rate of 1.5%, less any fee waivers and reimbursements, of the average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of the Fund's operating expenses so that the Fund's net expenses do not exeed 2% until at least December 31, 2001.

     Pursuant to the Advisory Agreement, the Adviser will pay all expenses (including as applicable, the compensation of any subadvisers directly appointed by it) incurred by it in connection with its activities under the Advisory Agreement other than the cost of securities (including brokerage commissions) purchased for the Fund.

     Unless sooner terminated, the Advisory Agreement shall continue in effect for a period of two years, and thereafter, shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not parties to the Advisory Agreement, or interested persons (as defined in the 1940 Act) of any of these parties, cast in person at a meeting called for this purpose. The Advisory Agreement is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Adviser. The Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act.

     The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by the Fund resulting from a breach of fiduciary duty with respect to the Adviser's receipt of compensation for services, a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

                             PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with the Fund's objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund's portfolio transactions.

     Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers, serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

     Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide investment research to the Adviser may receive orders for transactions on behalf of the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

     While the Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

     Investment decisions for the Fund are made independently from those made for other portfolios, investment companies or accounts managed by the Adviser.
Any other portfolio, investment company or account may also invest in the securities in which the Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other portfolios, investment companies, or accounts in order to obtain best execution.

                             OTHER SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Trust pursuant to service agreements dated as of ______________, 2000 (the "Service Agreements").

     As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

     -- prepares and assembles reports required to be sent to the Fund's shareholders and arranges for the printing and dissemination of such reports;

     -- assembles reports required to be filed with the SEC and files such completed reports with the SEC;

     -- arranges for the dissemination to shareholders of the Fund's proxy materials and oversees the tabulation of proxies by the Transfer Agent;

     --   reviews the provision of dividend disbursing services to the Fund;

     -- calculates, or arranges for the calculation of, the NAV of the Fund's shares;

     -- determines the amounts available for distribution as dividends and distributions to be paid by the Fund to its shareholders; prepares and arranges for the printing of dividend notices to shareholders; and provides the Fund's Transfer Agent and Custodian with such information as is required for them to effect the payment of dividends and distributions;

     -- prepares and files the Fund's federal income and excise tax returns and the Fund's state and local tax returns;

     -- monitors compliance of the Fund's operation with the 1940 Act and with its investment policies and limitations;

     -- provides accounting and bookkeeping services (including the maintenance of such accounts, books and records of the Fund as may be required by Section 31(a) of the 1940 Act and the rules and regulations thereunder);and

     -- makes such reports and recommendations to the Trust's Board of Trustees as the Board reasonably requests or deems appropriate.

     As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. The Fund Accountant also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains dealer quotations, prices from pricing services, matrix prices or "fair value" computations on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

     As Transfer Agent, Ultimus performs the following services in connection with the Fund's shareholders of record: maintains shareholder records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

     Ultimus receives a fee from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and expenses assumed pursuant to the Service Agreements. The fee payable to Ultimus as Administrator is calculated daily and paid monthly, at the annual rate of 0.15% of the combined average daily net assets of the Fund up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets over $500 million; subject, however, to a minimum fee of $2,000 per month. The fee payable by the Fund to Ultimus as Fund Accountant is $2,500 per month plus an asset based fee at the annual rate of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. The fee payable by the Fund to Ultimus as Transfer Agent is $1,500 per month plus a per account fee at the annual rate of $15 per account.

     Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus will continue in effect until _____________, 2002. The Service Agreements thereafter, unless otherwise terminated as provided in the Service Agreements, shall be renewed automatically for successive one-year periods.

     The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

CUSTODIAN

     Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as Custodian to the Trust pursuant to a Custody Agreement dated as of ______________, 2000. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

INDEPENDENT AUDITORS

     The Trust has selected ______________________, (address), to serve as independent auditors for the Trust and to audit the financial statements of the Trust for its first fiscal period ending _____________, 2001.

TRUST COUNSEL

     The Trust has selected Sullivan & Worcester LLP, 1025 Connecticut Avenue N.W., Washington D.C. 20036, to serve as counsel for the Trust.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Trust is an unincorporated business trust organized under Ohio law on __________, 2000. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments. In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more series as they, in their sole discretion, deem fair and equitable.

     Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. A series is affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of the series. Under rule 18f-2 of the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series.

TRUSTEE LIABILITY

     The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

CODE OF ETHICS

     The Trust and the Adviser have each adopted a Code of Ethics which prohibits its affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. Each of these parties maintains careful monitoring of compliance with their Codes of Ethics.

                           ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations. To qualify as a RIC, the Fund must comply with certain distribution, diversification, source of income and other applicable requirements.

     Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of the Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                             PERFORMANCE INFORMATION

     From time to time performance information for the Fund showing its average annual total return and aggregate total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of the Fund will be calculated for the most recent 1, 5 and 10 year periods or, if the Fund has not been in existence for any such period, for the period since the Fund began operations. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

     Total return is a function of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return will fluctuate and is not necessarily representative of future results. Any fees charged by financial intermediaries with respect to customer accounts for investing in shares of the Fund will not be included in performance calculations. These fees, if charged, will reduce the actual performance from that quoted. If the Adviser voluntarily waives all or a part of its fees, the total return of the Fund will be higher than it would otherwise be in the absence of such voluntary waiver.

CALCULATION OF TOTAL RETURN

     Average annual total return is a measure of the change in value of the investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result.

CALCULATION OF YIELD

     From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d  =  the maximum offering price per share on the last day of the period

     Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

PERFORMANCE COMPARISONS

     Investors may judge the performance of the Fund by comparing the performance to other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Inc., Morgan Stanley Capital International and Frank Russell Company, as well as data prepared by Lipper, Inc. and Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds, and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions & Investments, and USA Today. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above, may be included in advertisements and in reports to shareholders.

     From time to time, the Fund (or the Adviser) may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement these discussions; (4)descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products
(including the Fund) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Fund may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications. These performance examples will be based on an expressed set of assumptions and are not indicative of the performance of the Fund.

     Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar, Inc. relative to other funds in that fund's investment objective category or class. The one- to five-star ratings represent the following ratings by Morningstar, Inc. respectively: Lowest, Below Average, Neutral, Above Average and Highest.

HUSSMAN INVESTMENT TRUST

PART C.   OTHER INFORMATION
          -----------------

Item 23.  EXHIBITS
--------  --------

     (a)  Agreement and Declaration of Trust

     (b)  Bylaws

     (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

     (d) Form of Investment Advisory Agreement with Hussman Econometrics Advisors, Inc.

     (e)  Inapplicable

     (f)  Inapplicable

     (g)  Form of Custody Agreement with Firstar Bank, N.A.

     (h) (i) Form of Expense Limitation Agreement with Hussman Econometrics Advisors, Inc.

          (ii) Form of Administration Agreement with Ultimus Fund Solutions, LLC

          (iii)Form of Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC

          (iv) Form of Fund  Accounting  Agreement with Ultimus Fund  Solutions,
               LLC

     (i)  Opinion of Counsel*

     (j)  Consent of Independent Public Accountants*

     (k)  Inapplicable

     (l)  Form of Initial Capital Agreement

     (m)  Inapplicable

     (n)  Financial Data Schedule*

     (o)  Inapplicable

     (p)  (i)  Code of Ethics

          (ii) Code of Ethics of Hussman Econometrics Advisors, Inc.

--------------------------------------

*    To be filed by amendment.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
-------   -------------------------------------------------------------

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  INDEMNIFICATION
--------  ---------------

          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

          "Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person my be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person my be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          The Investment Advisory Agreement with Hussman Econometrics Advisors, Inc. ("Hussman") provides that Hussman shall not be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith; provided, however, that nothing therein shall be construed to protect Hussman against any liability to the Registrant by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
--------  --------------------------------------------------------

          Hussman is a registered investment adviser that manages more than $25 million in assets. Hussman is also the publisher of the Hussman Econometrics Newsletter, a monthly newsletter which provides an overall view of market conditions from a technical, monetary and fundamental standpoint and recommends portfolios of stocks and mutual funds.

          The  directors  and  officers  of  Hussman  and  any  other   business
          profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

          John P. Hussman - President, Treasurer and a director of Hussman; Adjunct Professor of Economics/International Finance at University of Michigan from 1992 until 1999.

Item 27.  PRINCIPAL UNDERWRITERS
--------  ----------------------

     (a)  Inapplicable

     (b)  Inapplicable

     (c)  Inapplicable

Item 28.  LOCATION OF ACCOUNTS AND RECORDS
--------  --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Ultimus Fund Solutions, LLC, 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, or its investment adviser, Hussman Econometrics Advisors, Inc., 3525 Ellicott Mills Drive, Ellicott City, Maryland 21043. Certain records, including records relating to the physical possession of Registrant's securities, may be maintained at the offices of Registrant's custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B
-------   -------------------------------------------------

          Inapplicable

Item 30.  UNDERTAKINGS
--------  ------------

          Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Ellicott City and State of Maryland, on the 21st day of April, 2000.

                                        HUSSMAN INVESTMENT TRUST

                                        By: /s/ John P. Hussman
                                            -------------------
                                            John P.Hussman
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                        Date

/s/ John P. Hussman                 Trustee and                  April 21, 2000
-------------------                 President
John P. Hussman



/s/ Mark J. Seger                   Treasurer                    April 21, 2000
-----------------
Mark J. Seger

                                INDEX TO EXHIBITS
                                -----------------

     (a)  Agreement and Declaration of Trust

     (b)  Bylaws

     (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

     (d)  Form of Investment Advisory Agreement

     (e)  Inapplicable

     (f)  Inapplicable

     (g)  Form of Custody Agreement with Firstar Bank, N.A.

     (h) (i) Form of Expense Limitation Agreement with Hussman Econometrics Advisors, Inc.

          (ii) Form of Administration Agreement with Ultimus Fund Solutions, LLC

          (iii)Form of Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC

          (iv) Form of Accounting Agreement with Ultimus Fund Solutions, LLC

     (i)  Opinion of Counsel*

     (j)  Consent of Independent Public Accountants*

     (k)  Inapplicable

     (l)  Form of Initial Capital Agreement

     (m)  Inapplicable

     (n)  Financial Data Schedule*

     (o)  Inapplicable

     (p)  (i)  Code of Ethics

          (ii) Code of Ethics of Hussman Econometrics Advisors, Inc.

----------------------------------------
*    To be filed by amendment.